Dividends Payable (Details) - Schedle of dividends payable represent - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedle of Dividends Payable Represent [Abstract]
Beginning Balance	$ 3,362,639	$ 3,832,272	$ 3,832,272
Dividends declared
Dividends paid	$ (3,362,639)	(469,633)
Ending Balance		$ 3,362,639	$ 3,832,272